Pension And Postretirement Benefits (Schedule Of Effect Of One-Percentage-Point Change In Assumed Health Care Costs) (Details) - Other Postretirement Benefit Plan, Defined Benefit [Member]
$ in Millions
12 Months Ended
Aug. 02, 2015 USD ($)
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	$ 1
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	(1)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	25
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	$ (22)